Consolidated Statements Of Stockholders' Equity (USD $)	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2009	$ 11,194,935	$ 16,607,897	$ 19,881,745	$ (2,884,706)	$ 44,799,871
Net income			4,445,436		4,445,436
Hedging activities, net of tax				(673,438)	(673,438)
Change in net loss and transition obligation of defined benefit plans, net of tax				(308,679)	(308,679)
Tax benefits from stock option exercise		34,906			34,906
Cash dividends declared			(2,985,441)		(2,985,441)
Issuance of common stock	177,225	819,867			997,092
Balance at Sep. 30, 2010	11,372,160	17,462,670	21,341,740	(3,866,823)	46,309,747
Net income			4,653,473		4,653,473
Hedging activities, net of tax				139,199	139,199
Change in net loss and transition obligation of defined benefit plans, net of tax				(305,714)	(305,714)
Tax benefits from stock option exercise		40,746			40,746
Cash dividends declared			(3,129,902)		(3,129,902)
Stock split	11,560,575	(11,560,575)
Issuance costs - stock split		(34,205)			(34,205)
Issuance of common stock	190,675	921,759			1,112,434
Balance at Sep. 30, 2011	$ 23,123,410	$ 6,830,395	$ 22,865,311	$ (4,033,338)	$ 48,785,778